Deposits by Banks - Schedule of Deposits by Banks (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of deposits from banks [line items]
Deposits from banks	£ 14,353	£ 17,221
Items in Course of Transmission [member]
Disclosure of deposits from banks [line items]
Deposits from banks	337	262
Deposits Held as Collateral [member]
Disclosure of deposits from banks [line items]
Deposits from banks	2,169	4,048
Other Deposits [member]
Disclosure of deposits from banks [line items]
Deposits from banks	11,847	12,891
Amounts due to Santander UK subsidiaries [member]
Disclosure of deposits from banks [line items]
Deposits from banks	£ 0	£ 20